8. OTHER RECEIVABLES	3 Months Ended
Mar. 31, 2014
Receivables [Abstract]
OTHER RECEIVABLES

The Company recognizes tenant rentals on a straight-line basis over the reasonably assured lease term. The Company's tenant rental agreements provide for scheduled rent increases during the lease term. Tenant rentals that have been earned on straight line basis over the reasonably assured lease term but which have not been invoiced as yet under the terms of the tenant lease are recognized as other receivables. Tenant rental income that has been earned on a straight line basis but that will not be invoiced to tenants under the terms of the tenant rental agreement  within twelve months of the balance sheet date have been classified in long term assets as other receivables.  Tenant rental income earned but not invoiced at March 31, 2014 totaled $19,765.